RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Directors' fees (less than)	$ 1	$ 1	$ 1	$ 1
Brookfield
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	21		21
Deposit balance	823		823		$ 1
Earned interest on deposits			4	1
Credit facility, maximum borrowing capacity	500		500
Subsidiary and corporate borrowings	0		0		0
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	311		311		73
Services received, related party transactions			1	1
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	4	1	6	2
Revenue from rendering of services, related party transactions	7	2	11	4
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. port operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1	1	2	2
Subsidiary of Common Parent (Brookfield) | Brookfield Renewable Partners L.P.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	14	3	25	6
Revenue from sale of goods, related party transactions	$ 1	0	$ 1	0
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	3.80%		3.80%
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	8.50%		8.50%
Service Provider
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 62		$ 62		$ 51
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions	$ 62	$ 52	$ 121	$ 108